OTHER RESERVES	12 Months Ended
Dec. 31, 2018
OTHER RESERVES
OTHER RESERVES

18. OTHER RESERVES

The following table sets out the movements in other reserves during the years ended December 31, 2018 and December 31, 2017:

	Equity	Cash flow	Costs of
	securities	hedge	hedging
	reserve	reserve	reserve (i)	Total (i)
Balance at December 31, 2016	$32,127	$—	$—	$32,127
Unrealized change in fair value	(21,179)	10,763	3,092	(7,324)
Tax impact	1,390	—	—	1,390
Realized gain reclassified to net income	(168)	—	—	(168)
Impairment loss reclassified to net income	8,532	—	—	8,532
Tax impact of reclassifications	(1,117)	—	—	(1,117)
Restated Balance at December 31, 2017	$19,585	$10,763	$3,092	$33,440
Adoption of IFRS 9 on January 1, 2018	(44,048)	—	—	(44,048)
Tax impact	4,663	—	—	4,663
Adjusted Balance at January 1, 2018	$(19,800)	$10,763	$3,092	$(5,945)
Net change in fair value	(39,585)	(6,984)	(3,092)	(49,661)
Transfer of loss on disposal of equity securities at FVOCI to deficit	1,290	—	—	1,290
Hedging gains transferred to property, plant and mine development	—	(3,779)	—	(3,779)
Balance at December 31, 2018	$(58,095)	$—	$—	$(58,095)

Note:

(i)The Company has adopted IFRS 9 —Financial instruments (‘‘IFRS 9’’) effective January 1, 2018 on a retrospective basis and the comparative amounts have been adjusted accordingly. For more information please see Note 3 in the Company’s consolidated financial statements.